Employee Benefit Plans Benefits Expected to be Paid (Details) $ in Millions	Dec. 31, 2018 USD ($)
Domestic Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payment, Next Twelve Months	$ 35
Defined Benefit Plan, Expected Future Benefit Payment, Year Two	27
Defined Benefit Plan, Expected Future Benefit Payment, Year Three	27
Defined Benefit Plan, Expected Future Benefit Payment, Year Four	26
Defined Benefit Plan, Expected Future Benefit Payment, Year Five	26
Defined Benefit Plan, Expected Future Benefit Payment, Five Fiscal Years Thereafter	121
Defined Benefit Plan Expected Future Benefit Payments	262
U.K. Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payment, Next Twelve Months	19
Defined Benefit Plan, Expected Future Benefit Payment, Year Two	19
Defined Benefit Plan, Expected Future Benefit Payment, Year Three	20
Defined Benefit Plan, Expected Future Benefit Payment, Year Four	20
Defined Benefit Plan, Expected Future Benefit Payment, Year Five	20
Defined Benefit Plan, Expected Future Benefit Payment, Five Fiscal Years Thereafter	107
Defined Benefit Plan Expected Future Benefit Payments	205
Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payment, Next Twelve Months	11
Defined Benefit Plan, Expected Future Benefit Payment, Year Two	6
Defined Benefit Plan, Expected Future Benefit Payment, Year Three	5
Defined Benefit Plan, Expected Future Benefit Payment, Year Four	5
Defined Benefit Plan, Expected Future Benefit Payment, Year Five	5
Defined Benefit Plan, Expected Future Benefit Payment, Five Fiscal Years Thereafter	24
Defined Benefit Plan Expected Future Benefit Payments	$ 56